RECLAMATION AND REMEDIATION LIABILITIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Apr. 15, 2020	Jan. 01, 2020
Reclamation And Remediation Liabilities [Abstract]
Discount rate, Description	increased from 1.65% to 1.90%	decreased from 2.39% to 1.65%
Inflation rates, Description	0% for 2022, as short-term inflation had already been factored in the 2022 cost estimates, and 2.3% for the following years.	1.50% for 2021 and 2.0% for the following years
Market risk premium, Description	0% market risk premium for 2022, 2.5% for 2023 and 2024, and 5% for the following years	0% market risk premium for 2020, 2.5% for 2021 and 2022, and 5% for the following years
Current reclamation and remediation liability	$ 1,875,298	$ 1,919,876		$ 1,785,602
Reclamation spending	1,585,396	1,559,513
Reclamation and remediation bonds	$ 3,625,229	$ 3,537,129
Percentage of management fee	2.50%
Cash collateral requirement percentage		50.00%	0.00%